Accounting policies (Details 1)	12 Months Ended
Dec. 31, 2017
Midatech Pharma Plc [Member]
Statement Line Items [Line Items]
Entity	Midatech Pharma plc
Summary description	Ultimate holding company
Midatech Limited [Member]
Statement Line Items [Line Items]
Entity	Midatech Limited
Summary description	Trading company
Midatech Pharma (Espana) SL (formerly Midatech Biogune SL) [Member]
Statement Line Items [Line Items]
Entity	Midatech Pharma (Espana) SL (formerly Midatech Biogune SL)	[1]
Summary description	Trading company	[1]
Midatech Andalucia SL [Member]
Statement Line Items [Line Items]
Entity	Midatech Andalucia SL
Summary description	Dormant
PharMida AG [Member]
Statement Line Items [Line Items]
Entity	PharMida AG	[1],[2]
Summary description	Dormant	[1],[2]
Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member]
Statement Line Items [Line Items]
Entity	Midatech Pharma (Wales) Limited (formerly Q Chip Limited)
Summary description	Trading company
Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.) [Member]
Statement Line Items [Line Items]
Entity	Midatech Pharma US, Inc. (formerly DARA Biosciences, Inc.)	[3]
Summary description	Trading company	[3]
Dara Therapeutics, Inc. [Member]
Statement Line Items [Line Items]
Entity	Dara Therapeutics, Inc.	[4]
Summary description	Dormant	[4]
Midatech Pharma Pty [Member]
Statement Line Items [Line Items]
Entity	Midatech Pharma Pty	[5]
Summary description	Trading company	[5]

[1]	Wholly owned subsidiary of Midatech Limited.
[2]	PharMida AG became dormant in January 2016.
[3]	DARA Bio Sciences, Inc. was acquired on 4 December 2015 through a merger with a specially incorporated subsidiary of Midatech Pharma plc. This merger subsidiary was renamed Midatech Pharma US, Inc. on 4 December 2015.
[4]	Wholly owned subsidiary of Midatech Pharma US, Inc.
[5]	Midatech Pharma PTY was incorporated on 16 February 2015.